UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09877

CALVERT SOCIAL INDEX SERIES, INC.

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: Third quarter ended June 30, 2013

Item 1. Schedule of Investments.

CALVERT SOCIAL INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2013

EQUITY SECURITIES - 99.1%	SHARES	VALUE
Aerospace & Defense - 0.2%
B/E Aerospace, Inc.*	2,292	$144,579
Exelis, Inc.	4,117	56,773
Hexcel Corp.*	2,195	74,740
Rockwell Collins, Inc.	2,987	189,406
		465,498

Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc.	3,741	210,656
Expeditors International of Washington, Inc.	4,518	171,729
FedEx Corp.	6,939	684,047
United Parcel Service, Inc., Class B	16,663	1,441,016
		2,507,448

Airlines - 0.3%
Alaska Air Group, Inc.*	1,535	79,820
Delta Air Lines, Inc.*	20,530	384,116
JetBlue Airways Corp.*	4,912	30,945
Southwest Airlines Co.	16,911	217,983
US Airways Group, Inc.*	3,566	58,554
		771,418

Auto Components - 0.5%
BorgWarner, Inc.*	2,686	231,399
Gentex Corp.	3,130	72,146
Johnson Controls, Inc.	16,064	574,931
Tenneco, Inc.*	1,319	59,724
TRW Automotive Holdings Corp.*	2,349	156,068
Visteon Corp.*	1,156	72,967
		1,167,235

Automobiles - 0.8%
Ford Motor Co.	92,330	1,428,345
Harley-Davidson, Inc.	5,122	280,788
Tesla Motors, Inc.*	1,704	183,061
		1,892,194

Beverages - 3.0%
Dr Pepper Snapple Group, Inc.	4,727	217,111
PepsiCo, Inc.	36,324	2,970,940
The Coca-Cola Co.	90,688	3,637,496
		6,825,547

Biotechnology - 3.1%
Alexion Pharmaceuticals, Inc.*	4,624	426,518
Alkermes plc*	3,016	86,499
Amgen, Inc.	17,841	1,760,193
Ariad Pharmaceuticals, Inc.*	3,991	69,803
Biogen Idec, Inc.*	5,842	1,257,199
Cepheid, Inc.*	1,455	50,081
Cubist Pharmaceuticals, Inc.*	1,423	68,731
Gilead Sciences, Inc.*	36,607	1,874,645
Incyte Corp.*	2,934	64,548
Medivation, Inc.*	1,626	79,999
Myriad Genetics, Inc.*	1,782	47,882
Onyx Pharmaceuticals, Inc.*	1,576	136,828
Pharmacyclics, Inc.*	1,100	87,417
Regeneron Pharmaceuticals, Inc.*	1,831	411,755
Seattle Genetics, Inc.*	2,266	71,288
United Therapeutics Corp.*	1,022	67,268
Vertex Pharmaceuticals, Inc.*	5,205	415,723
		6,976,377

Building Products - 0.2%
A.O. Smith Corp.	1,698	61,603
Lennox International, Inc.	1,001	64,605
Masco Corp.	8,565	166,932
Owens Corning*	2,587	101,100
		394,240

Capital Markets - 3.0%
Affiliated Managers Group, Inc.*	1,237	202,794
Bank of New York Mellon Corp.	28,013	785,765
BlackRock, Inc.	3,023	776,458
Charles Schwab Corp.	26,206	556,353
E*Trade Financial Corp.*	6,748	85,430
Eaton Vance Corp.	2,543	95,591
Federated Investors, Inc., Class B	2,054	56,300
Franklin Resources, Inc.	3,325	452,265
Goldman Sachs Group, Inc.	10,283	1,555,304
Invesco Ltd.	10,431	331,706
Janus Capital Group, Inc.	4,157	35,376
Legg Mason, Inc.	2,508	77,773
Northern Trust Corp.	5,059	292,916
SEI Investments Co.	2,946	83,755
State Street Corp.	10,613	692,074
Stifel Financial Corp.*	1,285	45,836
T. Rowe Price Group, Inc.	6,091	445,557
TD Ameritrade Holding Corp.	5,045	122,543
Waddell & Reed Financial, Inc.	1,874	81,519
		6,775,315

Chemicals - 1.1%
Air Products & Chemicals, Inc.	4,890	447,777
Airgas, Inc.	1,497	142,904
Cabot Corp.	1,311	49,058
Ecolab, Inc.	6,189	527,241
H.B. Fuller Co.	1,092	41,288
International Flavors & Fragrances, Inc.	1,785	134,161
Praxair, Inc.	6,860	789,997
Sensient Technologies Corp.	1,093	44,234
Sigma-Aldrich Corp.	2,798	224,847
		2,401,507

Commercial Banks - 5.1%
Associated Banc-Corp.	3,678	57,193
Bank of Hawaii Corp.	982	49,414
BB&T Corp.	16,254	550,686
BOK Financial Corp.	583	37,341
CapitalSource, Inc.	4,599	43,139
CIT Group, Inc.*	4,666	217,576
City National Corp.	1,037	65,715
Comerica, Inc.	4,106	163,542
Commerce Bancshares, Inc.	1,687	73,486
Cullen/Frost Bankers, Inc.	1,346	89,872
East West Bancorp, Inc.	3,064	84,260
Fifth Third Bancorp	20,731	374,195
First Horizon National Corp.	5,321	59,595
First Niagara Financial Group, Inc.	7,711	77,650
First Republic Bank	1,491	57,374
FirstMerit Corp.	3,714	74,391
FNB Corp.	3,060	36,965
Fulton Financial Corp.	4,340	49,823
Hancock Holding Co.	1,859	55,900
Huntington Bancshares, Inc.	18,451	145,394
IBERIABANK Corp.	645	34,578
KeyCorp	21,460	236,918
M&T Bank Corp.	2,867	320,387
Popular, Inc.*	2,258	68,485
Prosperity Bancshares, Inc.	973	50,392
Regions Financial Corp.	32,387	308,648
Signature Bank*	1,010	83,850
SunTrust Banks, Inc.	12,866	406,180
Susquehanna Bancshares, Inc.	4,084	52,479
SVB Financial Group*	981	81,737
Synovus Financial Corp.	17,290	50,487
TCF Financial Corp.	3,573	50,665
The PNC Financial Services Group, Inc.	12,362	901,437
UMB Financial Corp.	708	39,414
Umpqua Holdings Corp.	2,448	36,745
US Bancorp	43,842	1,584,888
Valley National Bancorp	4,360	41,289
Webster Financial Corp.	1,759	45,171
Wells Fargo & Co.	116,185	4,794,955
Westamerica Bancorporation	594	27,140
Zions Bancorporation	4,030	116,386
		11,695,742

Commercial Services & Supplies - 0.1%
Avery Dennison Corp.	2,191	93,687
Covanta Holding Corp.	2,879	57,637
Pitney Bowes, Inc.	4,400	64,592
RR Donnelley & Sons Co.	3,960	55,480
		271,396

Communications Equipment - 3.0%
Adtran, Inc.	1,357	33,396
ARRIS Group, Inc.*	2,507	35,975
Aruba Networks, Inc.*	2,338	35,912
Ciena Corp.*	2,223	43,171
Cisco Systems, Inc.	126,161	3,066,974
F5 Networks, Inc.*	1,719	118,267
Harris Corp.	2,470	121,647
InterDigital, Inc.	900	40,185
JDS Uniphase Corp.*	5,152	74,086
Juniper Networks, Inc.*	11,976	231,257
Motorola Solutions, Inc.	6,251	360,870
Plantronics, Inc.	932	40,933
Polycom, Inc.*	3,870	40,790
QUALCOMM, Inc.	41,380	2,527,490
Riverbed Technology, Inc.*	3,573	55,596
Viasat, Inc.*	889	63,528
		6,890,077

Computers & Peripherals - 5.8%
Apple, Inc.	22,419	8,879,717
Dell, Inc.	34,219	456,824
Diebold, Inc.	1,383	46,593
EMC Corp.	50,237	1,186,598
Hewlett-Packard Co.	46,514	1,153,547
Lexmark International, Inc.	1,382	42,248
NCR Corp.*	3,580	118,104
NetApp, Inc.*	8,280	312,818
QLogic Corp.*	1,986	18,986
SanDisk Corp.*	5,616	343,138
Seagate Technology plc	7,319	328,111
Western Digital Corp.	4,963	308,153
		13,194,837

Construction & Engineering - 0.1%
AECOM Technology Corp.*	2,294	72,926
EMCOR Group, Inc.	1,466	59,593
Quanta Services, Inc.*	4,664	123,410
		255,929

Construction Materials - 0.0%
Eagle Materials, Inc.	1,027	68,059

Consumer Finance - 1.5%
American Express Co.	22,937	1,714,770
Capital One Financial Corp.	13,816	867,783
Discover Financial Services	11,452	545,573
SLM Corp.	10,530	240,716
		3,368,842

Containers & Packaging - 0.3%
AptarGroup, Inc.	1,449	79,999
Ball Corp.	3,273	135,960
Bemis Co., Inc.	2,255	88,261
MeadWestvaco Corp.	3,847	131,221
Owens-Illinois, Inc.*	3,591	99,794
Sealed Air Corp.	4,274	102,362
Sonoco Products Co.	2,210	76,400
		713,997

Distributors - 0.1%
Genuine Parts Co.	3,549	277,070
Pool Corp.	1,016	53,249
		330,319

Diversified Consumer Services - 0.1%
DeVry, Inc.	1,243	38,558
Outerwall, Inc.*	611	35,847
Sotheby's	1,488	56,410
		130,815

Diversified Financial Services - 4.4%
Bank of America Corp.	256,277	3,295,722
CBOE Holdings, Inc.	1,910	89,082
CME Group, Inc.	7,196	546,752
IntercontinentalExchange, Inc.*	1,646	292,593
JPMorgan Chase & Co.	90,679	4,786,944
McGraw Hill Financial, Inc.	6,361	338,342
Moody's Corp.	4,489	273,515
MSCI, Inc.*	2,672	88,898
NYSE Euronext	5,712	236,477
The NASDAQ OMX Group, Inc.	2,575	84,434
		10,032,759

Diversified Telecommunication Services - 2.4%
AT&T, Inc.	130,128	4,606,531
CenturyLink, Inc.	14,601	516,145
Frontier Communications Corp.	21,848	88,485
Level 3 Communications, Inc.*	3,530	74,412
tw telecom, Inc.*	3,329	93,678
Windstream Corp.	12,922	99,629
		5,478,880

Electric Utilities - 0.2%
Cleco Corp.	1,332	61,845
Hawaiian Electric Industries, Inc.	2,146	54,315
IDACORP, Inc.	1,097	52,393
ITC Holdings Corp.	1,127	102,895
OGE Energy Corp.	2,161	147,380
Portland General Electric Co.	1,654	50,596
		469,424

Electrical Equipment - 1.3%
Acuity Brands, Inc.	938	70,838
AMETEK, Inc.	5,651	239,037
Belden, Inc.	974	48,632
Brady Corp.	1,009	31,007
Eaton Corp. plc	11,055	727,529
Emerson Electric Co.	16,941	923,962
General Cable Corp.	1,087	33,425
GrafTech International Ltd.*	2,758	20,078
Hubbell, Inc., Class B	1,168	115,632
Polypore International, Inc.*	1,017	40,985
Regal-Beloit Corp.	984	63,803
Rockwell Automation, Inc.	3,243	269,623
Roper Industries, Inc.	2,240	278,253
		2,862,804

Electronic Equipment & Instruments - 1.0%
Amphenol Corp.	3,807	296,718
Anixter International, Inc.*	586	44,425
Arrow Electronics, Inc.*	2,320	92,452
Avnet, Inc.*	2,996	100,666
Corning, Inc.	34,411	489,668
Dolby Laboratories, Inc.	1,042	34,855
FEI Co.	842	61,458
FLIR Systems, Inc.	3,175	85,630
Ingram Micro, Inc.*	3,293	62,534
Itron, Inc.*	863	36,617
Jabil Circuit, Inc.	4,025	82,029
Molex, Inc.	3,029	88,871
National Instruments Corp.	2,079	58,087
TE Connectivity Ltd.	9,940	452,668
Tech Data Corp.*	825	38,849
Trimble Navigation Ltd.*	5,588	145,344
Vishay Intertechnology, Inc.*	2,887	40,100
		2,210,971

Energy Equipment & Services - 0.6%
Bristow Group, Inc.	788	51,472
Cameron International Corp.*	5,742	351,181
CARBO Ceramics, Inc.	431	29,062
Dresser-Rand Group, Inc.*	1,787	107,184
Dril-Quip, Inc.*	798	72,052
FMC Technologies, Inc.*	5,385	299,837
Helix Energy Solutions Group, Inc.*	2,160	49,766
Key Energy Services, Inc.*	3,333	19,831
Lufkin Industries, Inc.	738	65,291
Noble Corp.	5,939	223,188
SEACOR Holdings, Inc.	413	34,300
Tidewater, Inc.	1,080	61,528
Unit Corp.*	961	40,919
		1,405,611

Food & Staples Retailing - 2.1%
Casey's General Stores, Inc.	838	50,414
Costco Wholesale Corp.	10,224	1,130,468
CVS Caremark Corp.	29,045	1,660,793
Harris Teeter Supermarkets, Inc.	1,081	50,656
Safeway, Inc.	6,375	150,832
Sysco Corp.	13,833	472,535
United Natural Foods, Inc.*	1,078	58,201
Walgreen Co.	20,494	905,835
Whole Foods Market, Inc.	8,092	416,576
		4,896,310

Food Products - 1.2%
Campbell Soup Co.	4,287	192,015
Darling International, Inc.*	2,577	48,087
Flowers Foods, Inc.	3,771	83,151
General Mills, Inc.	15,126	734,065
Green Mountain Coffee Roasters, Inc.*	2,914	218,725
Hain Celestial Group, Inc.*	1,016	66,009
Ingredion, Inc.	1,692	111,029
J.M. Smucker Co.	2,491	256,947
Kellogg Co.	5,953	382,361
McCormick & Co., Inc.	3,082	216,849
The Hershey Co.	3,401	303,641
TreeHouse Foods, Inc.*	793	51,973
		2,664,852

Gas Utilities - 0.3%
AGL Resources, Inc.	2,579	110,536
Atmos Energy Corp.	1,980	81,299
New Jersey Resources Corp.	915	38,000
Oneok, Inc.	4,890	202,006
Piedmont Natural Gas Co., Inc.	1,660	56,008
Questar Corp.	3,831	91,369
South Jersey Industries, Inc.	694	39,843
Southwest Gas Corp.	1,012	47,351
WGL Holdings, Inc.	1,131	48,882
		715,294

Health Care Equipment & Supplies - 2.3%
Alere, Inc.*	1,667	40,842
Align Technology, Inc.*	1,574	58,301
Becton Dickinson & Co.	4,551	449,775
CareFusion Corp.*	4,874	179,607
Covidien plc	11,456	719,895
DENTSPLY International, Inc.	3,128	128,123
Edwards Lifesciences Corp.*	2,500	168,000
Haemonetics Corp.*	1,130	46,725
Hologic, Inc.*	5,868	113,252
IDEXX Laboratories, Inc.*	1,196	107,377
Intuitive Surgical, Inc.*	924	468,080
Medtronic, Inc.	24,028	1,236,721
ResMed, Inc.	3,142	141,798
Sirona Dental Systems, Inc.*	1,241	81,757
St. Jude Medical, Inc.	6,564	299,515
Stryker Corp.	6,792	439,307
Teleflex, Inc.	897	69,509
The Cooper Co.'s, Inc.	1,055	125,598
Thoratec Corp.*	1,261	39,482
Varian Medical Systems, Inc.*	2,390	161,205
Volcano Corp.*	1,180	21,393
West Pharmaceutical Services, Inc.	752	52,836
		5,149,098

Health Care Providers & Services - 2.0%
AmerisourceBergen Corp.	5,214	291,098
Brookdale Senior Living, Inc.*	2,149	56,820
Cardinal Health, Inc.	8,019	378,497
Centene Corp.*	1,145	60,067
CIGNA Corp.	6,693	485,176
DaVita HealthCare Partners, Inc.*	1,968	237,734
Express Scripts Holding Co.*	19,294	1,190,247
HCA Holdings, Inc.	5,809	209,473
Health Management Associates, Inc.*	5,626	88,441
Henry Schein, Inc.*	1,917	183,553
Laboratory Corp. of America Holdings*	2,163	216,516
LifePoint Hospitals, Inc.*	1,027	50,159
Magellan Health Services, Inc.*	590	33,087
McKesson Corp.	5,378	615,781
Mednax, Inc.*	1,094	100,188
Owens & Minor, Inc.	1,386	46,888
Patterson Co.'s, Inc.	1,829	68,770
Quest Diagnostics, Inc.	3,675	222,815
VCA Antech, Inc.*	1,934	50,458
WellCare Health Plans, Inc.*	946	52,550
		4,638,318

Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc.*	3,758	48,629
athenahealth, Inc.*	796	67,437
Cerner Corp.*	3,316	318,634
HMS Holdings Corp.*	1,905	44,387
		479,087

Hotels, Restaurants & Leisure - 1.8%
Brinker International, Inc.	1,549	61,077
Chipotle Mexican Grill, Inc.*	739	269,255
Darden Restaurants, Inc.	2,833	143,010
McDonald's Corp.	23,514	2,327,886
Panera Bread Co.*	614	114,167
Starbucks Corp.	17,564	1,150,266
The Cheesecake Factory, Inc.	1,071	44,864
Vail Resorts, Inc.	784	48,232
Wendy's Co.	6,156	35,889
		4,194,646

Household Durables - 0.4%
D.R. Horton, Inc.	6,118	130,191
Garmin Ltd.	2,397	86,676
Harman International Industries, Inc.	1,486	80,541
Mohawk Industries, Inc.*	1,428	160,636
PulteGroup, Inc.*	8,188	155,326
Tempur Sealy International, Inc.*	1,310	57,509
Tupperware Brands Corp.	1,183	91,907
Whirlpool Corp.	1,824	208,593
		971,379

Household Products - 3.3%
Church & Dwight Co., Inc.	3,020	186,364
Colgate-Palmolive Co.	20,595	1,179,888
Kimberly-Clark Corp.	9,151	888,928
Procter & Gamble Co.	64,596	4,973,246
The Clorox Co.	3,042	252,912
		7,481,338

Industrial Conglomerates - 1.1%
3M Co.	14,920	1,631,502
Carlisle Co.'s, Inc.	1,390	86,611
Danaher Corp.	13,525	856,132
		2,574,245

Insurance - 3.6%
ACE Ltd.	7,882	705,281
Aflac, Inc.	11,019	640,424
Alleghany Corp.*	369	141,441
Allied World Assurance Co. Holdings AG	771	70,554
American Financial Group, Inc.	1,638	80,115
Aon plc	7,337	472,136
Arch Capital Group Ltd.*	2,929	150,580
Arthur J. Gallagher & Co.	2,754	120,322
Aspen Insurance Holdings Ltd.	1,531	56,785
Assured Guaranty Ltd.	4,253	93,821
AXIS Capital Holdings Ltd.	2,488	113,901
Brown & Brown, Inc.	2,583	83,276
Cincinnati Financial Corp.	3,214	147,523
CNO Financial Group, Inc.	4,845	62,791
Endurance Specialty Holdings Ltd.	947	48,723
Erie Indemnity Co.	558	44,467
Everest Re Group Ltd.	1,118	143,395
Fidelity National Financial, Inc.	4,702	111,955
First American Financial Corp.	2,349	51,772
Genworth Financial, Inc.*	10,782	123,023
Hanover Insurance Group, Inc.	978	47,854
Hartford Financial Services Group, Inc.	10,695	330,689
HCC Insurance Holdings, Inc.	2,201	94,885
Lincoln National Corp.	6,306	229,980
Markel Corp.*	302	159,139
MBIA, Inc.*	3,094	41,181
PartnerRe Ltd.	1,340	121,350
Platinum Underwriters Holdings Ltd.	716	40,969
Principal Financial Group, Inc.	6,406	239,905
ProAssurance Corp.	1,349	70,364
Progressive Corp.	12,585	319,911
Protective Life Corp.	1,708	65,604
Prudential Financial, Inc.	11,041	806,324
RenaissanceRe Holdings Ltd.	1,053	91,390
StanCorp Financial Group, Inc.	972	48,026
The Chubb Corp.	6,041	511,371
The Travelers Co.'s, Inc.	8,945	714,884
Torchmark Corp.	2,048	133,407
Unum Group	5,903	173,371
Validus Holdings Ltd.	2,266	81,848
White Mountains Insurance Group Ltd.	120	68,993
Willis Group Holdings plc	3,788	154,475
WR Berkley Corp.	2,409	98,432
XL Group plc	6,970	211,330
		8,317,967

Internet & Catalog Retail - 1.9%
Amazon.com, Inc.*	8,655	2,403,407
Expedia, Inc.	2,342	140,871
Liberty Interactive Corp.*	12,099	278,398
Liberty Ventures*	853	72,513
Netflix, Inc.*	1,344	283,705
priceline.com, Inc.*	1,221	1,009,926
TripAdvisor, Inc.*	2,408	146,575
		4,335,395

Internet Software & Services - 3.7%
Akamai Technologies, Inc.*	3,891	165,562
AOL, Inc.*	1,686	61,505
CoStar Group, Inc.*	587	75,764
eBay, Inc.*	27,622	1,428,610
Equinix, Inc.*	1,132	209,103
Google, Inc.*	6,337	5,578,905
LinkedIn Corp.*	1,588	283,141
Rackspace Hosting, Inc.*	3,333	126,287
Yahoo!, Inc.*	22,376	561,861
		8,490,738

IT Services - 5.9%
Accenture plc	15,250	1,097,390
Alliance Data Systems Corp.*	1,092	197,685
Amdocs Ltd.	3,538	131,224
Automatic Data Processing, Inc.	11,503	792,097
Broadridge Financial Solutions, Inc.	2,668	70,915
Cognizant Technology Solutions Corp.*	6,988	437,519
Computer Sciences Corp.	3,931	172,060
Convergys Corp.	2,331	40,629
CoreLogic, Inc.*	2,145	49,700
DST Systems, Inc.	658	42,987
Fidelity National Information Services, Inc.	6,641	284,500
Fiserv, Inc.*	3,094	270,447
Gartner, Inc.*	2,042	116,374
Genpact Ltd.	2,961	56,970
Global Payments, Inc.	1,724	79,856
International Business Machines Corp.	24,732	4,726,533
Iron Mountain, Inc.	3,660	97,393
Jack Henry & Associates, Inc.	1,886	88,887
Lender Processing Services, Inc.	1,858	60,106
MasterCard, Inc.	2,443	1,403,503
NeuStar, Inc.*	1,447	70,440
Paychex, Inc.	7,418	270,905
Teradata Corp.*	3,960	198,911
Total System Services, Inc.	3,517	86,096
VeriFone Systems, Inc.*	3,235	54,380
Visa, Inc.	12,080	2,207,620
Western Union Co.	13,213	226,074
WEX, Inc.*	847	64,965
		13,396,166

Leisure Equipment & Products - 0.3%
Hasbro, Inc.	2,509	112,479
Mattel, Inc.	7,962	360,758
Polaris Industries, Inc.	1,394	132,430
		605,667

Life Sciences - Tools & Services - 0.9%
Agilent Technologies, Inc.	8,229	351,872
Bio-Rad Laboratories, Inc.*	440	49,368
Illumina, Inc.*	2,922	218,682
Life Technologies Corp.*	3,897	288,417
Mettler-Toledo International, Inc.*	662	133,194
Techne Corp.	758	52,363
Thermo Fisher Scientific, Inc.	8,403	711,146
Waters Corp.*	2,039	204,002
		2,009,044

Machinery - 2.3%
Actuant Corp.	1,596	52,620
AGCO Corp.	2,123	106,553
CLARCOR, Inc.	1,086	56,700
Cummins, Inc.	4,096	444,252
Deere & Co.	9,440	767,000
Donaldson Co., Inc.	2,955	105,375
Dover Corp.	4,003	310,873
Gardner Denver, Inc.	1,075	80,818
Graco, Inc.	1,332	84,196
Harsco Corp.	1,767	40,977
IDEX Corp.	1,807	97,235
Illinois Tool Works, Inc.	9,813	678,765
Lincoln Electric Holdings, Inc.	1,817	104,060
Middleby Corp.*	410	69,737
Nordson Corp.	1,241	86,014
PACCAR, Inc.	8,317	446,290
Pall Corp.	2,643	175,574
Parker Hannifin Corp.	3,379	322,357
Pentair Ltd.	4,788	276,220
Snap-on, Inc.	1,275	113,960
SPX Corp.	1,028	73,995
Stanley Black & Decker, Inc.	3,837	296,600
Terex Corp.*	2,425	63,778
The Toro Co.	1,276	57,943
Valmont Industries, Inc.	513	73,405
WABCO Holdings, Inc.*	1,381	103,147
Woodward, Inc.	1,324	52,960
Xylem, Inc.	4,075	109,780
		5,251,184

Marine - 0.0%
Kirby Corp.*	1,241	98,709

Media - 4.4%
AMC Networks, Inc.*	1,267	82,874
CBS Corp., Class B	13,634	666,294
Charter Communications, Inc.*	1,865	230,980
DIRECTV*	13,519	833,041
Discovery Communications, Inc.*	5,813	448,822
DISH Network Corp.	4,800	204,096
DreamWorks Animation SKG, Inc.*	1,571	40,312
Gannett Co., Inc.	5,028	122,985
John Wiley & Sons, Inc.	1,025	41,092
Lamar Advertising Co.*	1,212	52,601
Liberty Global plc*	8,326	616,790
Liberty Media Corp.*	2,528	320,449
Madison Square Garden Co.*	1,338	79,276
Morningstar, Inc.	495	38,402
Omnicom Group, Inc.	5,942	373,574
Scripps Networks Interactive, Inc.	1,883	125,709
Sirius XM Radio, Inc.	75,405	252,607
Starz*	2,457	54,300
The Walt Disney Co.	42,183	2,663,856
Time Warner Cable, Inc.	7,149	804,120
Time Warner, Inc.	21,924	1,267,646
Viacom, Inc., Class B	10,783	733,783
Washington Post Co., Class B	98	47,409
		10,101,018

Metals & Mining - 0.1%
Compass Minerals International, Inc.	727	61,453
Reliance Steel & Aluminum Co.	1,667	109,289
		170,742

Multiline Retail - 1.0%
Big Lots, Inc.*	1,267	39,949
Dillard's, Inc.	671	55,002
Dollar General Corp.*	6,930	349,480
Dollar Tree, Inc.*	5,243	266,554
Family Dollar Stores, Inc.	2,104	131,100
Kohl's Corp.	4,915	248,257
Nordstrom, Inc.	3,276	196,363
Target Corp.	15,250	1,050,115
		2,336,820

Multi-Utilities - 0.5%
Avista Corp.	1,310	35,396
CMS Energy Corp.	6,330	171,986
Consolidated Edison, Inc.	6,932	404,205
Integrys Energy Group, Inc.	1,715	100,379
MDU Resources Group, Inc.	4,133	107,086
NiSource, Inc.	7,345	210,361
		1,029,413

Office Electronics - 0.1%
Xerox Corp.	28,786	261,089
Zebra Technologies Corp.*	1,114	48,392
		309,481

Oil, Gas & Consumable Fuels - 1.6%
Cheniere Energy, Inc.*	5,605	155,595
Cimarex Energy Co.	1,892	122,961
Denbury Resources, Inc.*	8,183	141,730
Energen Corp.	1,579	82,518
EOG Resources, Inc.	6,291	828,399
EQT Corp.	3,527	279,938
Pioneer Natural Resources Co.	3,204	463,779
QEP Resources, Inc.	3,911	108,648
Range Resources Corp.	3,887	300,543
SM Energy Co.	1,450	86,971
Southwestern Energy Co.*	8,353	305,135
Spectra Energy Corp.	15,728	541,987
Whiting Petroleum Corp.*	2,578	118,820
World Fuel Services Corp.	1,585	63,368
		3,600,392

Paper & Forest Products - 0.0%
Domtar Corp.	761	50,606

Personal Products - 0.3%
Avon Products, Inc.	10,041	211,162
Estee Lauder Co.'s, Inc.	5,708	375,415
		586,577

Pharmaceuticals - 3.9%
Allergan, Inc.	7,298	614,783
Bristol-Myers Squibb Co.	39,465	1,763,691
Endo Health Solutions, Inc.*	2,497	91,865
Hospira, Inc.*	3,616	138,529
Johnson & Johnson	66,817	5,736,907
Perrigo Co.	2,052	248,292
Questcor Pharmaceuticals, Inc.	1,282	58,280
Salix Pharmaceuticals Ltd.*	1,138	75,279
Viropharma, Inc.*	1,426	40,855
VIVUS, Inc.*	2,205	27,739
		8,796,220

Professional Services - 0.3%
Acacia Research Corp.	1,090	24,361
FTI Consulting, Inc.*	893	29,371
IHS, Inc.*	1,094	114,192
Manpowergroup, Inc.	1,681	92,119
Robert Half International, Inc.	3,053	101,451
The Dun & Bradstreet Corp.	895	87,218
Towers Watson & Co.	1,235	101,196
Verisk Analytics, Inc.*	3,437	205,189
		755,097

Real Estate Investment Trusts - 0.0%
Ryman Hospitality Properties, Inc.	993	38,737

Real Estate Management & Development - 0.2%
Alexander & Baldwin, Inc.*	943	37,484
CBRE Group, Inc.*	7,302	170,575
Forest City Enterprises, Inc.*	3,086	55,270
Howard Hughes Corp.*	614	68,824
Jones Lang LaSalle, Inc.	964	87,859
The St. Joe Co.*	2,022	42,563
		462,575

Road & Rail - 0.5%
Avis Budget Group, Inc.*	2,347	67,477
Con-way, Inc.	1,224	47,687
Genesee & Wyoming, Inc.*	1,080	91,627
Hertz Global Holdings, Inc.*	9,339	231,607
JB Hunt Transport Services, Inc.	1,980	143,035
Kansas City Southern	2,524	267,443
Landstar System, Inc.	1,016	52,324
Old Dominion Freight Line, Inc.*	1,547	64,386
Ryder System, Inc.	1,125	68,389
		1,033,975

Semiconductors & Semiconductor Equipment - 3.1%
Advanced Micro Devices, Inc.*	13,231	53,982
Altera Corp.	7,650	252,374
Analog Devices, Inc.	7,151	322,224
Applied Materials, Inc.	28,137	419,523
Atmel Corp.*	9,614	70,663
Cavium, Inc.*	1,099	38,872
Cirrus Logic, Inc.*	1,410	24,478
Cypress Semiconductor Corp.*	2,943	31,578
Fairchild Semiconductor International, Inc.*	2,779	38,350
Hittite Microwave Corp.*	590	34,220
Intel Corp.	117,389	2,843,162
Intersil Corp.	2,767	21,638
KLA-Tencor Corp.	3,859	215,062
Lam Research Corp.*	3,902	173,015
Linear Technology Corp.	5,095	187,700
LSI Corp.*	12,021	85,830
Marvell Technology Group Ltd.	10,049	117,674
Microchip Technology, Inc.	4,281	159,467
Micron Technology, Inc.*	23,734	340,108
NVIDIA Corp.	14,692	206,129
ON Semiconductor Corp.*	9,810	79,265
PMC - Sierra, Inc.*	4,415	28,035
Semtech Corp.*	1,449	50,758
Silicon Laboratories, Inc.*	845	34,991
Skyworks Solutions, Inc.*	4,205	92,047
Teradyne, Inc.*	4,164	73,161
Texas Instruments, Inc.	25,932	904,249
Xilinx, Inc.	6,154	243,760
		7,142,315

Software - 4.7%
ACI Worldwide, Inc.*	864	40,159
Adobe Systems, Inc.*	11,661	531,275
ANSYS, Inc.*	2,222	162,428
Aspen Technology, Inc.*	2,045	58,876
Autodesk, Inc.*	5,431	184,328
BMC Software, Inc.*	2,879	129,958
CA, Inc.	7,731	221,339
Cadence Design Systems, Inc.*	6,169	89,327
Citrix Systems, Inc.*	4,222	254,713
Commvault Systems, Inc.*	940	71,337
Compuware Corp.	4,644	48,065
Concur Technologies, Inc.*	998	81,217
Electronic Arts, Inc.*	6,562	150,729
FactSet Research Systems, Inc.	889	90,625
Fortinet, Inc.*	2,905	50,839
Informatica Corp.*	2,359	82,518
Intuit, Inc.	7,173	437,768
MICROS Systems, Inc.*	1,736	74,908
Microsoft Corp.	179,098	6,184,254
Nuance Communications, Inc.*	5,535	101,733
Progress Software Corp.*	1,265	29,108
PTC, Inc.*	2,616	64,170
QLIK Technologies, Inc.*	1,618	45,741
Red Hat, Inc.*	4,659	222,793
Rovi Corp.*	2,273	51,915
Salesforce.com, Inc.*	13,054	498,402
SolarWinds, Inc.*	1,345	52,199
Solera Holdings, Inc.	1,509	83,976
Symantec Corp.	16,342	367,205
Synopsys, Inc.*	3,367	120,370
TIBCO Software, Inc.*	3,399	72,739
Ultimate Software Group, Inc.*	597	70,022
VMware, Inc.*	1,876	125,673
		10,850,709

Specialty Retail - 3.7%
Aaron's, Inc.	1,543	43,219
Advance Auto Parts, Inc.	1,611	130,765
American Eagle Outfitters, Inc.	3,954	72,200
ANN, Inc.*	1,058	35,126
Ascena Retail Group, Inc.*	2,777	48,459
Bed Bath & Beyond, Inc.*	5,122	363,150
Best Buy Co., Inc.	6,373	174,174
CarMax, Inc.*	5,300	244,648
Chico's FAS, Inc.	3,628	61,894
GameStop Corp.	2,654	111,548
GNC Holdings, Inc.	1,611	71,222
L Brands, Inc.	5,485	270,136
Lowe's Co.'s, Inc.	25,830	1,056,447
O'Reilly Automotive, Inc.*	2,551	287,294
PetSmart, Inc.	2,351	157,493
Pier 1 Imports, Inc.	2,366	55,577
Ross Stores, Inc.	5,037	326,448
Sally Beauty Holdings, Inc.*	3,400	105,740
Signet Jewelers Ltd.	1,772	119,486
Staples, Inc.	15,653	248,257
The Gap, Inc.	6,950	290,023
The Home Depot, Inc.	35,362	2,739,494
Tiffany & Co.	2,768	201,621
TJX Co.'s, Inc.	17,402	871,144
Tractor Supply Co.	1,516	178,297
Ulta Salon, Cosmetics & Fragrance, Inc.*	1,300	130,208
Williams-Sonoma, Inc.	1,890	105,632
		8,499,702

Textiles, Apparel & Luxury Goods - 0.8%
CROCS, Inc.*	1,930	31,845
Deckers Outdoor Corp.*	752	37,984
Fossil Group, Inc.*	1,168	120,666
Hanesbrands, Inc.	2,151	110,604
Nike, Inc., Class B	16,925	1,077,784
PVH Corp.	1,901	237,720
Under Armour, Inc.*	1,697	101,328
Wolverine World Wide, Inc.	1,096	59,853
		1,777,784

Thrifts & Mortgage Finance - 0.2%
Capitol Federal Financial, Inc.	3,062	37,173
Hudson City Bancorp, Inc.	10,409	95,346
New York Community Bancorp, Inc.	9,633	134,862
Ocwen Financial Corp.*	2,545	104,905
People's United Financial, Inc.	7,422	110,588
Washington Federal, Inc.	2,303	43,480
		526,354

Trading Companies & Distributors - 0.4%
Air Lease Corp.	1,462	40,337
Fastenal Co.	6,452	295,824
MSC Industrial Direct Co., Inc.	1,022	79,164
United Rentals, Inc.*	2,039	101,766
W.W. Grainger, Inc.	1,421	358,348
Watsco, Inc.	651	54,658
WESCO International, Inc.*	959	65,174
		995,271

Water Utilities - 0.1%
American Water Works Co., Inc.	3,872	159,643
Aqua America, Inc.	3,070	96,060
		255,703

Wireless Telecommunication Services - 0.6%
Crown Castle International Corp.*	6,847	495,654
NII Holdings, Inc.*	3,764	25,106
SBA Communications Corp.*	3,007	222,879
Sprint Nextel Corp.*	69,543	488,192
Telephone & Data Systems, Inc.	2,198	54,180
T-Mobile US, Inc.*	3,501	86,860
		1,372,871

Total Equity Securities (Cost $172,381,154)		226,519,040

TIME DEPOSIT - 1.0%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.098%, 7/1/13	$2,231,062	2,231,062

Total Time Deposit (Cost $2,231,062)		2,231,062

TOTAL INVESTMENTS (Cost $174,612,216) - 100.1%		228,750,102
Other assets and liabilities, net - (0.1%)		(234,476)
NET ASSETS - 100%		$228,515,626

* Non-income producing security.

Abbreviations:
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: Calvert Social Index Fund (the "Fund"), the sole series of Calvert Social Index Series, Inc., is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company.  The Fund offers five classes of shares of capital stock – Classes A, B, C, I, and Y.  Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Class B shares are no longer offered for purchase, except through reinvestment of dividends and/or distributions and through certain exchanges.  Class C shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment is waived for retirement plans that trade through omnibus accounts and may be waived for certain other institutional accounts where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares.  Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with the Fund’s Distributor to offer Class Y shares.  Class Y shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares.  Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors ("the Board") to value its investments wherever possible.  Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.

The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced.   The Board has delegated the day-to-day responsibility for determining the fair value of assets to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.

Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.

The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices.   The Valuation Committee's fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  There were no such changes during the period. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy.  In the event that there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or using the last available price and are categorized as Level 2 in the hierarchy.  Foreign securities are valued based on quotations from the principal market in which such securities are normally traded.  If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account.  For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.

Short-term instruments of sufficient credit quality with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.

The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.

The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment.  When more appropriate, the fund may employ an income-based or cost approach.  An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted).  The measurement is based on the value indicated by current market expectations about those future amounts.  Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments.  A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost).  From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.  The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

At June 30, 2013, no securities were fair valued in good faith under the direction of the Board.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2013:

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$226,519,040	-	-	$226,519,040
Other debt obligations	-	$2,231,062	-	2,231,062
TOTAL	$226,519,040	$2,231,062	-	$228,750,102

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

NNUAL REPORT CALVERT SOCIAL INDEX FUND - 35

Futures Contracts: The Fund may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge.  The Fund may not enter into futures contracts for the purpose of speculation or leverage.  These futures contracts may include, but are not limited to, market index futures contracts.  The Fund is subject to market risk in the normal course of pursuing its investment objectives.  The Fund may use futures contracts to hedge against changes in the value of securities. The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms.  Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission.  Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default.  As a result, there is minimal counterparty credit risk to the Fund.  During the period, futures contracts were used to hedge the lack of equity market exposure inherent in a cash position.  The Fund did not hold any futures contracts at period end.

During the nine month period ended June 30, 2013, the Fund invested in E-Mini S&P 500 Index and E-Mini NASDAQ 100 Index futures.  The volume of activity has varied throughout the period with a weighted average of 33 contracts and $1,853,119 weighted average notional value.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a specific class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on investments.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase (within seven days for Class I shares). The redemption fee is accounted for as an addition to paid-in capital and is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Expense Offset Arrangement: The Fund had an arrangement with its custodian bank whereby the custodian’s fees may have been paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits were used to reduce the Fund’s expenses. This arrangement was suspended on January 1, 2013, until further notice, due to low interest rates.  Such a deposit arrangement was an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

NOTE B — TAX INFORMATION

The following tables present the cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) at June 30, 2013 and the capital loss carryforwards as of September 30, 2012, with expiration dates:

Federal income tax cost of investments	$178,811,804
Unrealized appreciation	$54,916,267
Unrealized depreciation	(4,977,969)
Net unrealized appreciation/ (depreciation)	$49,938,298

CAPITAL LOSS CARRYFORWARDS

Expiration Date
30-Sep-2017	($131,673)
30-Sep-2018	(2,870,112)

Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward for an unlimited period. These losses are required to be utilized prior to the losses incurred in pre-enactment taxable years. Losses incurred in pre-enactment taxable years can be utilized until expiration.

Item 2. Controls and Procedures.

(a)        The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)        There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

            Filed herewith.

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT SOCIAL INDEX SERIES, INC.

By:       /s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            President – Principal Executive Officer

Date:    August 28, 2013

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            President – Principal Executive Officer

Date:    August 28, 2013

            /s/ Ronald M. Wolfsheimer
            Ronald M. Wolfsheimer
            Treasurer -- Principal Financial Officer

Date:    August 28, 2013